Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Summary of related parties

Name of related party	Relationship with the Group
Wang Xueji and other four individuals	Registered Shareholders
Tencent Group (including Tencent Mobility Limited and Image Frame Investment (HK) Limited. After November 1, 2022, Tencent Group is a related party of the Company)	Principal shareholder of the Group

	From November 1, 2022	For the year ended
	to December 31, 2022	December 31, 2023
	US$	US$

Purchase of cloud service from Tencent Group	262	1,305

The Group had the following related party balances:

	As of December 31,
	2022	2023
	US$	US$

Due to Tencent Group	306	10
Prepaid service fee to Tencent Group	97	—